Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks and third party-payment processors, which are unrestricted as to withdrawal or use. Cash and cash equivalents balance as of March 31, 2020 and March 31, 2021 primarily consist of the following currencies:

	As of March 31, 2020		As of March 31, 2021

	Amount	RMB equivalent	Amount	RMB equivalent
RMB	83,844	83,844	121,670	121,670
Hong Kong dollars	15	13	25	21
US$	635	4,495	25,947	170,508
EUR	—	—	5	38

Total		88,352		292,237